Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Weighted Average of Significant Assumptions	The following are the weighted average of significant assumptions used in the model:

	For the Six Months Ended June 30,
	2026	2025
Dividend yield	–	–
Risk-free interest rate	1.37%	1.62%
Expected volatility(1)	81.70%	35.50%
Expected term	2.75 years	2.75 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

Schedule of Share Option Activity

A summary of the Share Option activity for the six months ended June 30, 2026 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2026	11,163,778	$0.14	5.25	$61,876,911
Granted	379,600	$0.14	–	–
Exercised	(5,117,972)	$0.14	–	$31,915,250
Cancelled/forfeited	(346,182)	$0.14	–	–
Outstanding at June 30, 2026	6,079,224	$0.14	6.16	$38,995,604

Exercisable at June 30, 2026	3,603,413	$0.14	4.95	$23,173,497

Schedule of Non Vested Share Option Activity

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2026:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2026	2,976,656	$6.72
Granted	379,600	$5.46
Vested	(535,103)	$6.35
Cancelled/forfeited	(345,342)	$6.04
Non-vested at June 30, 2026	2,475,811	$6.71

Schedule of Restricted Share Activity

A summary of the Restricted Share Unit activity for the six months ended June 30, 2026, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2026	3,617,840	$6.45
Granted	19,890,515	$4.84
Cancelled/forfeited	(376,057)	$6.42
Shares delivered	(2,756,938)	$6.06
Outstanding at June 30, 2026	20,375,360	$4.93
A summary of the Restricted Share Award activity for the six months ended June 30, 2026, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2026	–	$–
Granted	1,010,000	$5.48
Vested	(260,000)	$5.45
Cancelled/forfeited	–	$–
Outstanding at June 30, 2026	750,000	$5.49

Schedule of Non-Vested Restricted Share Award activity

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2026:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2026	2,087,179	$6.74
Granted	19,890,515	$4.84
Vested	(2,231,743)	$5.83
Cancelled/forfeited	(376,057)	$6.42
Non-vested at June 30, 2026	19,369,894	$4.90

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2026, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2026	–	$–
Granted	1,010,000	$5.48
Vested	(260,000)	$5.45
Cancelled/forfeited	–	$–
Non-vested at June 30, 2026	750,000	$5.49

Schedule of Compensation Expense from Share Based Awards	The compensation expense was recorded in the condensed consolidated statements of operations and comprehensive income (loss) as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
General and administrative	$15,072,056	$24,802,131	$27,893,819	$31,062,124
Technology and development	1,583,533	1,586,014	5,709,110	3,084,857
Marketing and branding	479,607	581,257	733,843	891,466
Total	$17,135,196	$26,969,402	$34,336,772	$35,038,447